This is to certify that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act of 1933 in connection with Post-Effective Amendment No. 15 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant named above would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed on May 1, 2009 pursuant to Rule 485(b) and automatically became effective on May 1, 2009. The definitive Prospectuses and Statement of Additional Information are dated May 1, 2009.